Feb. 01, 2018
MASSMUTUAL PREMIER FUNDS
Supplement dated June 14, 2018 to the
Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the following risk is added under the heading Principal Risks in the section titled Investments, Risks, and Performance for the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, and MassMutual Premier Balanced Fund beginning on pages 7, 19, 25, and 38, respectively:

Defaulted and Distressed Securities Risk Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring, or in bankruptcy or insolvency proceedings) is uncertain.

Effective immediately, the following risk is added under the heading Principal Risks in the section titled Investments, Risks, and Performance for the MassMutual Premier Inflation-Protected and Income Fund beginning on page 14:

Inflation-Linked Securities Risk Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund's portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund's performance could lag the performance of more conventional bond funds.

Effective immediately, the following risk is added under the heading Principal Risks in the section titled Investments, Risks, and Performance for the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, and MassMutual Premier Balanced Fund beginning on pages 7, 14, 19, 25, and 38, respectively:

Sovereign Debt Obligations Risk Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Many sovereign debt obligations may be rated below investment grade ("junk" or "high yield" bonds). Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE